Mana Core Equity Enhanced Dividend Income Fund
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
The Mana Core Equity Enhanced Dividend Income Fund (Ticker: MANA) (the “Fund”) seeks long-term capital appreciation and income primarily through purchases and short sales of U.S. and international equity securities.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund (“Shares”).  Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees(fees paid directly from your investment):
Shareholder Fees (USD $)	Mana Core Equity Enhanced Dividend Income Fund
Shareholder Fee, Other	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Mana Core Equity Enhanced Dividend Income Fund
Management fees	[1]	0.85%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	none
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[3]	0.93%
[1]	The Fund's management fees consist of a fee of 0.075% paid to Etfis Capital LLC, the Fund's investment adviser (the “Adviser”) and a fee of 0.775% paid to Manna ETFs Management LLC, the Fund's sub-adviser (the “Sub-Adviser”).
[2]	Expenses are based on estimated amounts for the current fiscal year.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Mana Core Equity Enhanced Dividend Income Fund	98	306

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.  The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGY
To achieve its investment objective, the Fund will normally invest up to 100% of its net assets in a portfolio of U.S. common stocks or exchange traded funds (“ETFs”) selected by the Sub-Adviser to reflect a broad spectrum (i.e., positions in companies of different market capitalizations) of the U.S. equity market (the “Core Position”).  The Fund also expects to invest in a portfolio that may contain U.S. and non-U.S. common stocks, American Depositary Receipts (“ADRs”), participatory notes, or other securities listed on U.S. or non-U.S. exchanges or traded over-the-counter that the Sub-Adviser expects to generate dividend income to the Fund (the “Dividend Position”).  The Fund also expects to sell short a portfolio of common stocks, index- or sector-based ETF's, other investment companies, index- or sector-based futures contracts or other securities that trade on U.S. and non-U.S. exchanges selected for the purpose of hedging against country or currency risk associated with the investments in the Dividend Position, or because the Sub-Adviser believes they are likely to underperform the market or lose value in the near term (the “Short Position”).

The Fund intends, but is not required, to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%.  The Fund will normally target a Core Position of 100% of the Fund's net assets, a Dividend Position of 30% of the Fund's net assets and a Short Position of 30% of the fund's net assets, but may vary from these targets.

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index.  Instead, the Fund uses an active investment strategy in an effort to meet its investment objective.

Core Position

The Sub-Adviser will typically seek to invest the Core Position in a portfolio of ETFs and common stocks selected by the Sub-Adviser to reflect a broad spectrum (i.e., positions in companies of different market capitalizations) of the U.S. equity market.  The Core Position may invest in the common stock of issuers of any market capitalization and there are no requirements as to the number of securities in the Core Position.

Dividend Position

The Sub-Adviser will seek to maximize the level of dividend income generated by the Dividend Position by investing up to 30% of the Fund's net assets in U.S. and non-U.S. securities that the Sub-Adviser expects to generate dividend income.  To participate in non-U.S. developed or emerging markets, the Fund may invest in equity securities, ADRs, participatory notes, and other securities listed on U.S. or non-U.S. exchanges or traded over-the-counter.

In implementing the Dividend Position, the Sub-Adviser also expects to participate in special dividend situations and to engage in dividend capture trading.  Special dividend situations may include those where issuers decide to return large cash balances to shareholders as one-time dividend payments (e.g., due to a restructuring or recent strong operating performance).  Other special dividends may arise in a variety of situations.  In a dividend capture trade, the Fund sells a stock on or after the stock's dividend date and uses the sale proceeds to purchase one or more other stocks that are expected to pay dividends before the next dividend payment on the stock being sold.  Through this rotation practice, the Fund may receive more dividend payments over a given period of time than if it held a single stock.  Receipt of a greater number of dividend payments during a given time period could augment the total amount of dividend income the Fund receives over this period.  For example, during the course of a single year it may be possible through dividend capture trading for the Fund to receive five or more dividend payments with respect to Fund assets attributable to dividend capture trading where it may only have received four quarterly payments in a hold-only strategy.

Short Position

The Fund expects to establish short positions, representing up to 30% of the Fund's net assets, in a portfolio of common stocks, index- or sector-based ETF's, other investment companies, index- or sector-based futures contracts or other securities that trade on U.S. and non-U.S. exchanges selected by the Sub-Adviser for the purpose of hedging against country or currency risks associated with the investments in the Dividend Position in an attempt to establish, between the Dividend Position and the Short Position, a market neutral position with respect to the countries and currency in which the Dividend Position is invested.  The Fund may also sell short securities that the Sub-Adviser believes are likely to underperform the market or lose value in the near term.  To implement the Short Position, the Sub-Adviser expects to typically sell short a portfolio of equities, index- or sector-based ETF's, other investment companies, exchange traded notes (“ETNs”) and other exchange traded products (“ETPs”), index- or sector-based futures contracts or other securities that trade on U.S. and non-U.S. exchanges.  To participate in non-U.S. developed or emerging markets, the Fund may invest in ETFs, ADRs, futures contracts and other securities listed on U.S. or non-U.S. exchanges or traded over-the-counter that are intended to track the non-U.S. equity markets or market sectors in which the Sub-Adviser seeks exposure.  The proceeds from the Short Position (i.e., cash received from selling securities short) will typically be used to fund the acquisition of the Fund's investments in the Dividend Position.

As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other investment companies.  Portfolio turnover is a ratio that indicates how often the securities in an investment company's portfolio change during a year.  A higher portfolio turnover rate indicates a greater number of changes, and a lower portfolio turnover rate indicates a smaller number of changes.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be significantly greater than 100%.

Under normal circumstances, the Fund will invest not less than 80% of the value of its net assets in equity securities that have paid a dividend in the prior 12 calendar months or that the Adviser believes are reasonably likely to pay a dividend in the 12 calendar months following the Fund's acquisition of the security.

The Fund is a “fund of funds”.  The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as other ETFs and other investment companies.

PRINCIPAL RISKS
An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following risks:

Market Risk

Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Sub-Adviser's control, including the quality of the Fund's investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company's goods and services and general equity market conditions.  In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.  Stocks tend to move in cycles, with periods when stock prices generally rise and periods when they generally decline.

Management Style Risk

The net asset value (“NAV”) of the Fund's Shares changes daily based on the performance of the securities in which it invests.  The ability of the Fund to meet its investment objective is directly related to the ability of the Sub-Adviser to accurately measure market risk and appropriately react to current and developing market trends.  There is no guarantee that the Sub-Adviser's judgments about the attractiveness, value, and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results.  If the Sub-Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund's share price may be adversely affected.

Equity Risk

The value of equity securities may decline due to general market conditions which are not specifically related to a particular company and are generally beyond the Sub-Adviser's control, including fluctuations in interest rates, the quality of the Fund's investments, economic conditions, corporate earnings, adverse investor sentiment and general equity market conditions.  In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Exchange Traded Funds

Risks Related to “Fund of Funds” Structure.  The Fund may invest in (or short) ETFs, ETNs and other ETPs.  Through its positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicles' investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could decrease (or increase).  In addition, certain ETFs, ETPs or ETNs may hold common portfolio positions, thereby reducing any diversification benefits.

Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire Shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.  Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Sub-Adviser considers optimal, or cause the Sub-Adviser to select an investment other than that which the Sub-Adviser considers optimal.

Since the Fund is a “fund of funds”, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies.  By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund's distributions and therefore may increase the amount of your tax liability.

Risks Related to ETF NAV and Market Price.  The market value of an ETF's shares may differ from its NAV.  This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.  Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk.  Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.  In addition, the ETFs in which the Fund invests may incur expenses not incurred by their applicable indices.  Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices or match their performance.

Sampling Risk.  The ETFs in which the Fund invests may utilize a representative sampling approach to track their respective underlying indices.  ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index.  Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an issuer of securities that the ETF holds could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.

Short Sales Risk

To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs.  The Fund then sells the borrowed security to a buyer in the market.  The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender.  The price at such time may be higher or lower than the price at which the security was sold by the Fund.  If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.  Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security.  Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.  The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity.  The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.  In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions.  These expenses negatively impact the performance of the Fund.  Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan.  In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

Foreign Securities Risk

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments.  For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws.  Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments.  Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States.  Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.  Additional information about foreign securities risk can be found in the Fund's statement of additional information (“SAI”).

Currency Risk

Foreign securities are normally denominated and traded in foreign currencies, and exchange rates for currencies fluctuate daily. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. and exchange rate fluctuations may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. The Fund may, but is not required to, hedge against currency risk, such as through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract.  Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Fund to close out a position if the trading market becomes illiquid.  There can be no assurance that any currency hedging transactions will be successful, and the Fund may suffer losses from these transactions.

ADR Risk

ADRs are generally subject to the same risks as the foreign securities because their values depend on the performance of the underlying foreign securities. Additionally, certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. In addition, holders of unsponsored ADRs generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such ADRs in respect of the deposited securities. The securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading.

Participatory Notes

Participatory notes involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities, including, without limitation, the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note. While the holder of a participatory note is entitled to receive from the issuing bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Participatory notes are also not traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund's limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Emerging Markets Risk

Investments in emerging markets, which include Africa, Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines.  The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries.  The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures.  Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment.  Significant risks of war and terrorism currently affect some emerging market countries.

Fluctuation of NAV; Unit Premiums and Discounts

The NAV of the Fund's Shares will generally fluctuate with changes in the market value of the Fund's securities holdings.  The market prices of Shares will generally fluctuate in accordance with changes in the Fund's NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded.  It cannot be predicted whether Shares will trade below, at or above their NAV.  Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time.  The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility.  While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund's NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund's NAV.  If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Leverage Risk

Leverage is investment exposure which exceeds the initial amount invested.  When the Fund invests the proceeds received from selling securities short in additional securities (long positions), or borrows money for investment purposes, the Fund will become leveraged. The loss on a leveraged investment may far exceed the Fund's principal amount invested. Leverage can magnify the Fund's gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce a high return on an investment. The Fund will segregate liquid assets or otherwise cover transactions that may give rise to leverage risk to the extent of the financial exposure to the Fund. This requirement limits the amount of leverage the Fund may have at any one time, but it does not eliminate leverage risk. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligation or to meet segregation requirements.

Costs of Buying or Selling Shares

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.  In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price).  This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”.  The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity.  Further, increased market volatility may cause increased bid/ask spreads.  Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Large Capitalization Companies Risk

Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small and Medium Capitalization Companies Risk

The Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization).  Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies.  The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general.  Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures.  Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies.  The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Absence of Prior Active Market Risk

Although the Shares in the Fund are approved for listing on the NYSE Arca (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund.  As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

New Adviser and Sub-Adviser Risk

Although the executives and members of the advisory staff of the Adviser have extensive experience in managing investments for clients including corporations, non-taxable entities, investment companies and other business and private accounts, the Adviser is a newly formed entity and recently registered as an investment adviser, which may limit the Adviser's effectiveness.  Additionally, although the Sub-Adviser's principal and the Fund's sole Portfolio Manager, Kevin Shacknofsky, has been a portfolio manager for mutual funds and has managed investment accounts for institutional investors, non-taxable entities and other businesses in the past, the Sub-Adviser is newly formed and recently registered as an investment adviser and has no prior investment management experience, which may limit the Sub-Adviser's effectiveness.

Risks Related to Portfolio Turnover

As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other registered investment companies.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses.  High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains.  If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions.  High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.  See “Federal Income Tax Matters”.

PERFORMANCE INFORMATION
The Fund is new and therefore does not have a performance history for a full calendar year.  Performance information for the Fund will be provided once it has annual returns for a full calendar year.  Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.  It may perform better or worse in the future.